DEBT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Long Term Debt [Abstract]
Schedule of Debt
As of December 31, 2025 and 2024, the debt of the Company was as follows (all loans are USD denominated, except loans attributable to the Colombia reportable segment which are COP denominated):

Financial Institution	Type	Expiration	Annual Interest Rate	Restricted Cash at December 31, 2025	Restricted Cash at December 31, 2024	Remaining Borrowing Capacity at December 31, 2025	Amount Outstanding at December 31, 2025	Amount Outstanding at December 31, 2024
Costa Rica (USD denominated)
Banco BAC San José, S.A. ("BAC Credomatic")	Mortgage Loan	April 2039	3Mo SOFR++200 bps, min. rate 5.50%	1,450,000	1,450,000	—	57,231,476	59,219,937
Banco Davivienda Costa Rica ("Banco Davivienda CR")	Mortgage Loan	November 2038	2.4%+3Mo SOFR	72,361	72,361	—	7,315,944	7,663,083
Banco Nacional de Costa Rica ("Banco Nacional")	Mortgage Loan	April 2048	1.4%+3Mo SOFR	—	—	—	63,167,409	64,518,109
Banco Nacional	Mortgage Loan	April 2048	1.4%+3Mo SOFR	480,000	480,000	—	17,572,856	17,948,614
Banco Nacional	Mortgage Loan	April 2048	1.4%+3Mo SOFR	—	—	—	14,573,599	14,885,225
Banco Nacional	Mortgage Loan	April 2048	2.8%+3Mo SOFR	140,485	140,485	—	6,687,219	6,806,493
Total Costa Rica Loans				$2,142,846	$2,142,846	$—	$166,548,503	$171,041,461
Colombia (COP denominated)
Bancolombia, S.A. ("Bancolombia")	Mortgage Loan	January 2036	IBR +327 bps no min. rate	1,049,254	912,754	—	22,032,387	19,394,855
Bancolombia	Mortgage Loan	April 2036	IBR +365 bps no min. rate	851,231	740,834	—	17,874,264	15,741,763
Banco BTG Pactual Colombia S.A. ("BTG")	Secured Bridge Loan	May 2025	IBR +695 bps no min. rate	—	—	—	—	3,990,969
BTG	Senior Secured Debt	October 2028	IBR +525 bps no min. rate	—	—	—	12,487,890	—
Banco Davivienda S.A. ("Banco Davivienda")	Mortgage Loan	November 2040	IBR +300 bps no min. rate	—	—	8,251,089	—	—
Total Colombia Loans				$1,900,485	$1,653,588	$8,251,089	$52,394,541	$39,127,587
Peru (USD denominated)
Banco BBVA Peru ("BBVA Peru") - Tranche A	Mortgage Loan	December 2033	Fixed, 8.5%	1,651,007	1,611,590	—	44,086,269	46,478,607
BBVA Peru - Tranche B	Mortgage Loan	December 2033	Fixed, 8.4%	364,775	366,468	—	9,740,473	10,569,037
BBVA Peru	Mortgage Loan	March 2034	Fixed, 7.9%	539,186	—	1,000,000	24,000,000	—
BBVA, Banco Bilbao Vizcalla	Mortgage Loan	December 2035	Fixed, 7.9%	—	—	10,000,000	—	—
Total Peru Loans				$2,554,968	$1,978,058	$11,000,000	$77,826,742	$57,047,644
Total				$6,598,299	$5,774,492	$19,251,089	$296,769,786	$267,216,692
Accrued financing costs and debt issuance costs, net							(1,434,877)	(1,330,893)
Total Debt							$295,334,909	$265,885,799
Less: Current portion of long-term debt							(10,270,261)	(12,636,821)
Total Long-term debt							$285,064,648	$253,248,978

Schedule of Long-Term Debt Maturities	Scheduled principal and interest payments due on the Company’s debt as of December 31, 2025, are as follows:

Amount
Maturity:
2026	$10,270,261
2027	11,400,644
2028	24,716,396
2029	13,157,965
2030	17,117,341
Thereafter	220,107,179
Accrued and deferred financing cost, net	(1,434,877)
Total	$295,334,909

Schedule of Weighted Average Net Effective Interest Rate	The following table summarizes the weighted average net effective interest rate by type of financing facility as of December 31, 2025 and 2024:

	2025		2024
	Weighted Average Interest Rate(1)	Amount Outstanding	Weighted Average Interest Rate(1)	Amount Outstanding

Mortgage Loan	7.1%	$284,281,896	8.0%	$263,225,723
Other loans	14.5%	12,487,890	15.6%	3,990,969
Total	7.4%	$296,769,786	8.1%	$267,216,692
(1)The interest rate presented represents effective interest rate (including debt issuance costs) at the end of the year for the debt outstanding.

Schedule of Components of Financing Cost
The following table summarizes the components of financing cost, including the deferred financial cost amortization for the years ended December 31, 2025, 2024, and 2023:

	2025	2024	2023

Gross interest expense	$20,977,580	$22,872,591	$22,557,977
Gross commitment fees	—	—	128,410
Amortization of debt issuance cost	272,615	227,686	203,237
Debt modification gain	—	(208,799)	(143,630)
Debt extinguishment loss	—	38,219	8,370,997
Other financing cost	290,468	42,454	593,623
Total financing cost before capitalization	21,540,663	22,972,151	31,710,614
Capitalized amounts into investment properties	(696,386)	(330,123)	(599,550)
Net financing cost	$20,844,277	$22,642,028	$31,111,064
Total cash paid for interest and commitment fees	$18,789,115	$22,017,849	$24,862,976

Schedule of Reconciliation of Long Term Debt	The reconciliations of long term debt as of December 31, 2025 and 2024 were as follows:

	2025	2024

Beginning balance	$265,885,799	$269,854,235
Secured bank debt borrowings	36,487,890	13,091,001
Secured bank debt repayments	(8,945,640)	(9,230,241)
Bridge loan repayments	(4,244,368)	(1,679,058)
Borrowing cost incurred	(397,679)	—
Deferred financing cost amortization	272,615	227,686
Debt modification gain	—	(208,799)
Debt extinguishment loss	—	38,219
Foreign currency translation effect	6,276,292	(6,207,244)
Ending balance	$295,334,909	$265,885,799